Trade receivables and unbilled revenue, net (Tables)	12 Months Ended
Mar. 31, 2022
Trade receivables and unbilled revenue [member]
Statement [LineItems]
Summary of Trade Receivables and Unbilled Revenue
Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2022	2021
Trade receivables and unbilled revenue*	$189,952	$152,414
Less: Allowances for ECL	(2,398)	(2,624)

Total	$187,554	$149,790

Non-current trade receivables	$—	$269
Current trade receivables and unbilled revenue*	$187,554	$149,521

Trade receivables [member]
Statement [LineItems]
Movement in Allowances for Expected Credit Losses
The movement in the ECL is as follows:

	Year ended March 31,
	2022	2021	2020
Balance at the beginning of the year	$2,624	$1,590	$1,182
Charged to consolidated statement of income	1,504	1,971	1,316
Write-offs, net of collections	(1,308)	(589)	(299)
Reversals	(397)	(637)	(533)
Translation adjustment	(25)	289	(76)

Balance at the end of the year	$2,398	$2,624	$1,590